Annual Fund Operating Expenses - Custom Global Equity Allocation Fund	Aug. 31, 2025
Class M Shares (GEAMX) | Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Net Expenses (as a percentage of Assets)	0.22%
Class P Shares (GEAPX) | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%	[2]
Net Expenses (as a percentage of Assets)	0.47%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.